UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814

13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams          Bethesda, Maryland           May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $485,038
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11159                Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COL 7        COLUMN 8

                                                             VALUE     SHRS/     SH/ PUT/   INVESTMENT    OTHR     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL   DISCRETION    MGRS  SOLE  SHARED    NONE
       --------------          --------------     -----     --------   -------   --- ----   ----------    ----  ----  ------    ----
ARBITRON INC                   COM              03875Q108    27,183      629,813 SH         SHARED-DEFINED 1          629,813
AUTOZONE INC                   COM              053332102    28,627      251,493 SH         SHARED-DEFINED 1          251,493
BED BATH & BEYOND INC          COM              075896100    55,676    1,887,309 SH         SHARED-DEFINED 1        1,887,309
CBS CORP NEW                   CL B             124857202    20,027      907,000 SH         SHARED-DEFINED 1          907,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    46,705      485,400 SH         SHARED-DEFINED 1          485,400
HASBRO INC                     COM              418056107    54,185    1,942,100 SH         SHARED-DEFINED 1        1,942,100
HEIDRICK & STRUGGLES INTL IN   COM              422819102    23,054      708,695 SH         SHARED-DEFINED 1          708,695
NVR INC                        COM              62944T105    75,166      125,800 SH         SHARED-DEFINED 1          125,800
PIONEER NAT RES CO             COM              723787107    73,956    1,505,615 SH         SHARED-DEFINED 1        1,505,615
PIONEER NAT RES CO             COM              723787107    34,384      700,000 SH  CALL   SHARED-DEFINED 1          700,000
SUNOCO INC                     COM              86764P109     2,536       48,330 SH         SHARED-DEFINED 1           48,330
VALERO ENERGY CORP NEW         COM              91913Y100     8,518      173,450 SH         SHARED-DEFINED 1          173,450
WELLPOINT INC                  COM              94973V107    17,652      400,000 SH         SHARED-DEFINED 1          400,000
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    17,369      334,600 SH         SHARED-DEFINED 1          334,600

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